Geographic Information and Significant Customers - Net Revenues by Customers (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended			11 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues By Customer Grouping [Line Items]
Total net revenues	$ 5,171	$ 63,846	$ 16,651	$ 16,651	$ 40,785	$ 19,013
Civil Space
Revenues By Customer Grouping [Line Items]
Total net revenues	1,531	30,850		15,844	23,571	17,751
National security
Revenues By Customer Grouping [Line Items]
Total net revenues	1,629	15,780		684	7,034	1,043
Commercial and other
Revenues By Customer Grouping [Line Items]
Total net revenues	$ 2,011	$ 17,216		$ 123	$ 10,180	$ 219